Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	$ 522,807	$ 559,746	$ 497,044	$ 581,397	$ 581,397
Movement during the period	1,336	1,400	1,631	2,414
Ending balance	500,002	$ 535,509	500,002	535,509	497,044
Warrants
Disclosure Of Warrant Reserve [Line Items]
Beginning balance			12,969	$ 12,969	12,969
Movement during the period			0		0
Ending balance	$ 12,969		$ 12,969		$ 12,969